ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2019
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

8) ASSET RETIREMENT OBLIGATION

($ thousands)	December 31, 2019	December 31, 2018
Balance, beginning of year	$126,112	$117,736
Change in estimates	23,362	16,755
Property acquisition and development activity	2,068	1,565
Divestments	(2,760)	(4,585)
Settlements	(16,715)	(11,263)
Accretion expense	5,982	5,904
Balance, end of year	$138,049	$126,112

Enerplus has estimated the present value of its asset retirement obligation to be $138.0 million at December 31, 2019 based on a total undiscounted, uninflated liability of $344.7 million (December 31, 2018 – $126.1 million and $343.9 million, respectively). The asset retirement obligation was calculated using a weighted average credit-adjusted risk-free rate of 5.50% and inflation rate of 1.8% (December 31, 2018 – 5.59% and 1.8%, respectively).  The majority of Enerplus’ asset retirement obligation expenditures are expected to be incurred between 2025 and 2055.